Financial Instruments (Narrative) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2011 Maximum [Member] Forward Contracts [Member]	Jul. 31, 2010 Maximum [Member] Forward Contracts [Member]	Jan. 31, 2011 Forward Contracts [Member]
Notional amount of contracts					$ 3
Net gains recognized from foreign currency forward contracts (included in other income, net)			1	1	1
Unsecured borrowing capacity	750	750
Borrowings outstanding under the revolving credit facility	$ 0	$ 0
Revolving credit facility financial covenants description	The financial covenants contained in the revolving credit facility require that, for a period of four trailing fiscal quarters, the Company maintains a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0.
Revolving credit facility, financial covenants description		The financial covenants contained in the revolving credit facility required the maintenance of a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0 for a period of four trailing fiscal quarters.